Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory

4. Inventory

Inventory consisted of the following as of June 30, 2021 and December 31, 2020 (in thousands):

	June 30,	December 31,
	2021	2020
Raw material	$4,226	$4,225
Work-in-process	5,060	—
Finished goods	475	1,632
Total	$9,761	$5,857

The inventory balance as of June 30, 2021 is disclosed net of the Company’s inventory reserve. As of June 30, 2021 and December 31, 2020, the Company had an inventory reserve balance of $7.8 million.

4. Inventory

Inventory consisted of the following as of December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Raw material	$4,225	$94
Work-in-process	—	4,664
Finished goods	1,632	2,203
Total	$5,857	$6,961

As of December 31, 2020, the Company recorded a reserve for inventory obsolescence of $7.8 million, with a corresponding charge to cost of product sales. The charge was estimated based on an analysis of the remaining shelf life of the Company’s inventory at the time that inventory is forecasted to be sold.